ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Other Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 6:-  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2015	2016

Accrued expenses	$18,129	$16,892
Hedging transaction liability	789	857
Uncertain tax positions	1,098	1,098

	$20,016	$18,847